STOCK-BASED COMPENSATION (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2020	Mar. 31, 2019
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	136,082				274,019	490,031
Equity Option [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,197,252	1,845,953	1,597,650	1,250,479	1,059,315	509,969
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 4 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 5.25	$ 7.57	$ 7.17	$ 5.58	$ 4.74	$ 2.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	742,913
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 8,763,260
Equity Option [Member] | Minimum [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.98
Equity Option [Member] | Maximum [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 9.48